Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

2022 Equity incentive plan

In September 2021, the Company adopted a share incentive plan (the “2022 Equity Incentive Plan”), which provides for the granting of share incentives, including incentive share options (“ISOs”), restricted shares and any other form of award pursuant to the Equity Incentive Plan, to members of the board, and employees of the Company. The vesting schedule, time and condition to exercise options is determined by the Company’s compensation committee. The term of the options may not exceed ten years from the date of the grant.

Under the 2022 Equity Incentive Plan, the exercise price of an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Pursuant to the 2022 Equity Incentive Plan, the Company issued 6,094,180 ordinary shares (304,709 shares retrospectively restated for effect of reverse stock split on May 17, 2022) to its management on May 16, 2022.

2022 Reverse stock split

On May 10, 2022, the Company's board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “2022 Reverse Stock Split”) with the market effective on May 17, 2022, such that the number of the Company's authorized preferred and ordinary shares is unchanged, which will remain as unlimited, and the par value of each ordinary share is increased from US$0.004 to US$0.08. As a result of the 2022 Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the 2022 reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of May 16, 2022 (immediately prior to the effective date), there were 46,722,048 ordinary shares outstanding, and the number of ordinary shares outstanding after the 2022 Reverse Stock Split is 2,336,119, taking into account of the effect of rounding fractional shares into whole shares. In addition, all shares, options and any other securities of the Company outstanding immediately prior to the 2022 Reverse Stock Split was retroactively applied by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the 2022 Reverse Stock Split.

The Company evaluated all events and transactions that occurred after March 31, 2022 up through the date the Company issued these financial statements on July 15, 2022 and concluded that no other material subsequent events except for the disclosed above.